FHLB Advances and Other Borrowings - Additional Information (Details)	12 Months Ended
Sep. 30, 2017
Federal Home Loan Bank of Des Moines
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, percent of assets	48.00%